Trade and other receivables, deposits and prepayments	12 Months Ended
Dec. 31, 2024
Trade and other receivables, deposits and prepayments
Trade and other receivables, deposits and prepayments

16Trade and other receivables, deposits and prepayments

	2023	2024
	RMB’000	RMB’000
Trade receivables	9,841	8,793

Other receivables	923	524
Deposits	7,342	6,567
Prepayments	20,450	16,986
Advances to employees	1,086	1,006
	29,801	25,083
Less: Non-current portion
Prepayments and deposits	(8,146)	(6,704)
Current portion	21,655	18,379

The carrying amounts of trade and other receivables, deposits and prepayments are denominated in RMB and approximate their fair values.

Trade receivables are all aged within 30 days and no bad debts accrued.